SCHEDULE OF INVESTMENTS
Ivy Municipal Bond Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value
Registered Investment Companies – 2.5%
iShares National AMT-Free Muni Bond ETF	165	$19,087

TOTAL INVESTMENT FUNDS – 2.5%		$19,087
(Cost: $17,963)

MUNICIPAL BONDS	Principal
Alabama – 2.1%
Univ of KS Hosp Auth, Hlth Fac Rev Bonds, Ser 2004, 0.130%, 9-1-34	$8,000	8,000
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A, 5.000%, 1-1-35	6,555	7,885

		15,885

Alaska – 0.2%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10-1-21	1,735	1,751

Arizona – 1.9%
City of Phoenix Civic Impvt Corp., Jr Lien Arpt Rev Bonds, Ser 2019B:
4.000%, 7-1-37	4,000	4,473
4.000%, 7-1-39	1,000	1,112
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A, 4.000%, 1-1-38	8,500	9,175

		14,760

Arkansas – 0.1%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A, 5.000%, 11-1-37	745	896

California – 13.9%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1 (SIFMA Municipal Swap Index plus 110 bps), 1.230%, 4-1-45 (A)	10,000	9,986
CA (School Facilities) GO Bonds, 5.000%, 11-1-30	3,000	3,400
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B, 5.250%, 6-1-42	2,245	2,414
CA GO Bonds, Ser 2020, 5.000%, 3-1-36	1,500	1,991
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A, 5.000%, 6-1-36	1,000	1,109
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A:
5.000%, 10-1-22	200	208
5.000%, 10-1-33	1,000	1,046

CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011, 5.000%, 5-15-21	1,365	1,404
CA Various Purp GO Bonds:
5.250%, 9-1-26	5,000	5,275
5.500%, 4-1-28	5	5
6.000%, 3-1-33	335	337
5.000%, 4-1-37	5,000	5,510
CA Various Purp GO Rfdg Bonds, 5.000%, 2-1-33	10,000	10,985
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D, 5.000%, 6-1-34	6,190	7,393
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A, 6.250%, 9-1-24	2,000	2,081
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp., 5.750%, 2-1-30	2,000	2,011
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A:
5.000%, 6-1-29	1,500	1,674
5.000%, 6-1-30	1,000	1,113
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6-1-33	3,165	3,719
5.000%, 6-1-34	2,840	3,330
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A, 5.000%, 9-1-34	750	855
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2019A, 5.000%, 5-15-32	265	335
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A, 5.000%, 6-1-35	1,000	1,191
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A, 5.000%, 10-1-36	4,270	5,031
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A, 5.000%, 8-1-21	250	263
Palamar Hlth, Rfdg Rev Bonds, Ser 2016, 5.000%, 11-1-39	3,500	3,972
Palomar Hlth, GO Rfdg Bonds, Ser 2016B, 4.000%, 8-1-37	1,000	1,060

Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8-1-31 (B)	3,315	2,711
0.000%, 8-1-32 (B)	5,000	3,964
0.000%, 8-1-33 (B)	5,000	3,834
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E:
5.250%, 10-1-20	570	577
6.000%, 10-1-25	445	451
6.500%, 10-1-40	1,500	1,523
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9-1-40	1,000	1,009
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1, 5.500%, 8-1-35	1,000	1,004
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3-1-21	3,685	3,784
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 GO Bond, Series B, 0.000%, 8-1-37 (B)	1,455	964
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10-1-24	500	530
5.000%, 12-1-24	500	532
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A, 5.000%, 9-1-37	2,000	2,338
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI, 5.000%, 5-15-34	3,500	3,896
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A, 5.000%, 11-1-38	500	597
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A, 0.000%, 8-1-31 (B)	150	126

		105,538

Colorado – 2.4%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12-1-23	2,565	2,616
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A, 4.000%, 1-1-37	750	840
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019B, 4.000%, 1-1-40	5,000	5,495
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010, 5.625%, 12-1-40	3,250	3,321

Denver, CO, Dept of Aviation, Arpt Sys Sub Rev Bonds, Ser 2018A:
5.000%, 12-1-31	2,000	2,481
5.000%, 12-1-35	1,000	1,217
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012, 5.000%, 12-1-36	300	308
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A, 5.000%, 6-1-35	1,435	1,651

		17,929

District Of Columbia – 1.7%
DC Income Tax Secured Rev Bonds, Ser 2019A, 4.000%, 3-1-37	1,000	1,211
DC Water and Sewer Auth, Pub Util Sub Lien Multimodal Rev Bonds, Ser 2019C (Mortgage spread to 5-year U.S. Treasury index), 1.500%, 10-1-54 (A)	1,000	1,035
DC Water and Sewer Auth, Pub Util Sub Lien Rev Bonds, Ser 2015A, 5.000%, 10-1-45	1,565	1,841
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 6.500%, 10-1-41	7,000	8,647

		12,734

Florida – 7.3%
East Cent Rgnl Wastewater Treatment Fac Operation Board, Wastewater Treatment Fac Rev Rfdg Bonds, Ser 2017, 5.000%, 10-1-44	3,000	3,643
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B, 5.000%, 10-1-35	2,000	2,257
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10-1-41	2,885	2,923
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10-1-23	2,000	2,020
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2019A, 4.000%, 10-1-44	1,500	1,641
Miami-Dade Cnty, FL, Aviation Rev Rfdg Bonds, Ser 2014, 5.000%, 10-1-34	2,165	2,407
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10-1-22	5,500	6,117
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10-1-34	3,500	3,798
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016, 5.000%, 8-1-36	4,125	4,376

Orlando, FL, Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2019A:
4.000%, 10-1-37	5,000	5,641
4.000%, 10-1-39	3,000	3,365
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A, 5.000%, 10-1-37	2,005	2,386
Palm Beach Cnty, FL, Sch Board, Cert of Part, Ser 2020A, 5.000%, 8-1-34	2,000	2,590
Sch Board of Broward Cnty, FL, Cert of Part, Ser 2020A, 5.000%, 7-1-34	3,000	3,851
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8-1-40	4,000	4,018
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016, 4.000%, 9-1-34	1,000	1,125
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011, 5.250%, 10-15-22	2,750	2,923

		55,081

Georgia – 3.6%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C, 5.750%, 1-1-23	2,000	2,050
Atlanta, GA, Water and Wastewater Rev Rfdg Bonds, Ser 2019, 4.000%, 11-1-38	4,000	4,824
Brookhaven Dev Auth, Rev Bonds (Children’s Hlthcare of Atlanta, Inc.), Ser 2019A, 4.000%, 7-1-44	8,000	9,041
GA Hsng and Fin Auth, Sngl Fam Mtg Bonds, Ser 2020A:
2.450%, 6-1-31	550	585
2.450%, 12-1-31	620	657
2.600%, 6-1-32	430	457
Metro Atlanta Rapid Transit Auth, Sales Tax Rev Bonds, Ser 2015B, 5.000%, 7-1-43	8,325	9,849

		27,463

Hawaii – 0.4%
HI Arpt Sys Rev Bond, Rfdg Ser 2011, 5.000%, 7-1-21	1,000	1,043
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A, 5.000%, 7-1-35	1,500	1,708

		2,751

Idaho – 0.1%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011, 5.750%, 9-1-20	1,000	1,008

Illinois – 4.4%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5-1-26	90	87
5.700%, 5-1-36	1,750	1,637
Build IL Sales Tax Rev Bonds, Ser 2011, 5.000%, 6-15-27	500	510
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC), 5.250%, 1-1-37	2,500	2,964
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 1-1-34	1,000	1,132
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C, 5.000%, 1-1-34	1,500	1,732
City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM), 5.000%, 1-1-38	605	727
IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016, 5.000%, 10-1-41	2,410	2,721
IL Fin Auth, Rev Rfdg Bonds (DePaul Univ), Ser 2016A, 4.000%, 10-1-34	2,000	2,156
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser 2009E-2, 0.130%, 8-1-43	2,850	2,850
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A, 5.000%, 2-1-32	3,695	4,328
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013, 5.000%, 6-15-26	2,000	2,122
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2013A, 5.000%, 1-1-35	4,100	4,426
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2015B, 5.000%, 1-1-37	2,000	2,310
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A, 6.000%, 7-1-24	3,080	3,641

		33,343

Indiana – 1.8%
IN Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2019A, 4.000%, 1-1-39	2,630	3,044
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016A:
5.000%, 1-1-37	1,000	1,189
5.000%, 1-1-42	2,000	2,349
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C, 5.000%, 1-1-39	1,000	1,184
Indianapolis, IN, Econ Dev Rev Bonds (Pine Glen Apt Proj), Ser 2004, 0.180%, 9-1-39	5,810	5,810

		13,576

Iowa – 0.8%
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016, 4.000%, 6-15-35	1,510	1,651
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010, 6.000%, 9-1-39	2,145	2,165
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9-1-33	1,750	2,009

		5,825

Kansas – 0.1%
Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012, 5.000%, 9-1-24	1,050	1,058

Louisiana – 3.6%
Jefferson Sales Tax Dist., Parish of Jefferson, LA, Spl Sales Tax Rev Bonds, Ser 2017B (Insured by AGM), 5.000%, 12-1-42	5,000	5,944
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012, 5.000%, 6-1-24	500	545
LA Gasoline and Fuels Tax, Rev Rfdg Bonds, Ser 2015A, 5.000%, 5-1-41	4,000	4,643
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10-1-44	6,000	6,078
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010, 5.250%, 10-1-20	2,040	2,064
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12-1-25	1,500	1,661
5.000%, 12-1-26	3,500	3,852
5.000%, 12-1-27	1,500	1,650
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM), 5.000%, 12-1-22	1,000	1,018

		27,455

Maine – 0.3%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015, 5.000%, 7-1-34	2,255	2,644

Maryland – 2.3%
Baltimore, MD, Proj Rev Bonds (Stormwater Proj), Ser 2019A, 4.000%, 7-1-44	5,000	5,795
Baltimore, MD, Proj Rev Bonds (Wastewater Proj), Ser 2019A, 4.000%, 7-1-44	3,500	4,057

Baltimore, MD, Proj Rev Bonds (Water Proj), Ser 2019A, 4.000%, 7-1-44	6,500	7,369

		17,221

Massachusetts – 0.3%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7-1-30	2,215	2,215
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1-1-28	155	155

		2,370

Michigan – 3.2%
Detroit, MI, Sch Dist, Rfdg Bonds, Ser 2020A:
5.000%, 5-1-31	1,000	1,309
5.000%, 5-1-32	750	974
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A, 5.000%, 5-1-35	500	599
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI, 5.000%, 12-1-35	3,000	3,265
MI Fin Auth, Hosp Rev Bonds (CHE Trinity Hlth Credit Group), Ser 2013MI-2:
4.000%, 12-1-35	1,250	1,449
4.000%, 12-1-36	1,100	1,270
MI Fin Auth, Hosp Rev Bonds (CHE Trinity Hlth Credit Group), Ser 2013MI-4, 5.000%, 12-1-39	4,150	5,168
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I, 5.000%, 4-15-34	3,000	3,596
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I, 4.000%, 10-15-36	1,000	1,125
MI State Hosp Fin Auth, Rfdg and Proj Rev Bonds (Ascension Hlth Sr Credit Group), Ser 2010F-4, 5.000%, 11-15-47	500	626
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4, 5.000%, 11-15-32	2,000	2,323
Sparta Area Sch, 2016 Sch Bldg and Site Bonds (Kent and Ottawa Cnty, MI), Ser I, 5.000%, 5-1-46	2,000	2,393

		24,097

Minnesota – 0.6%
Oakdale, MN, Var Rate Demand Multifamily Hsng Rev Rfdg Bonds (Cottage Homesteads of Aspen Proj), Ser 2008 (Insured by Federal Home Loan Mortgage Corp.), 0.180%, 6-1-45	4,785	4,785

Missouri – 2.6%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12-1-36	175	114
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Mosaic Hlth Sys), Ser 2019A, 4.000%, 2-15-44	600	667
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011, 5.500%, 2-15-31	750	774
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E, 5.000%, 4-1-40	2,000	2,295
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12-1-29	1,550	1,835
5.000%, 12-1-30	1,200	1,417
5.000%, 12-1-31	1,000	1,176
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A:
5.000%, 12-1-36	5,650	6,570
5.000%, 12-1-37	1,000	1,161
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A, 5.000%, 12-1-40	1,000	1,164
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012, 5.000%, 9-1-32	1,120	1,140
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM), 0.000%, 7-15-36 (B)	2,350	1,516

		19,829

Montana – 0.2%
MT Board of Hsng, Sngl Fam Mtg Bonds, Ser 2020B, 2.750%, 12-1-40	1,000	1,029
MT Fac Fin Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A, 4.000%, 1-1-37	500	560

		1,589

Nebraska – 1.2%
Hall Cnty Sch Dist 0002, GO Bonds (Grand Island Pub Sch), Ser 2014, 5.000%, 12-15-39	3,270	3,936
NE Investment Fin Auth, Sngl Fam Hsng Rev Bonds, Ser 2020A, 2.350%, 9-1-35	2,500	2,519
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A, 5.000%, 2-1-33	1,000	1,174

Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A, 5.000%, 2-1-41	1,000	1,179

		8,808

Nevada – 0.8%
Las Vegas Vly Water Dist., Water Impvt and Rfdg GO Bonds, Ser 2016A, 5.000%, 6-1-41	5,000	5,876

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7-1-41	1,150	1,169

New Jersey – 2.7%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10-1-21	2,500	2,655
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9-1-24	3,045	3,114
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1, 5.500%, 12-1-21	1,145	1,210
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A, 5.625%, 7-1-37	500	526
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12-15-40 (B)	10,000	4,189
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12-15-22	3,500	3,748
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12-15-22	1,500	1,643
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12-1-21	2,935	3,147

		20,232

New York – 12.4%
Dormitory Auth of the State of NY, Sch Dist Rev Bond Fin Prog Rev Bonds, Ser 2020A (Insured by AGM):
5.000%, 10-1-32	1,000	1,262
5.000%, 10-1-33	500	628
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt), 5.000%, 2-15-38	5,000	5,786
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM), 5.000%, 9-1-39	1,500	1,723
Metro Trans Auth, Trans Rev Bonds, Ser 2014C, 5.000%, 11-15-36	2,625	2,838

Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1, 5.000%, 11-15-41	2,105	2,318
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1, 5.000%, 11-15-35	2,500	2,747
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015, 5.000%, 11-15-34	6,000	6,508
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B (Auction rate), 0.180%, 7-1-29 (A)	7,025	7,025
NY State Urban Dev Corp., State Personal Income Tax Rev Bonds (Gen Purp), Ser 2020A (Tax-Exempt), 4.000%, 3-15-38	1,000	1,188
NYC GO Bonds, Fiscal 2014 Ser G, 5.000%, 8-1-30	1,000	1,136
NYC GO Bonds, Fiscal 2020 Ser D-1, 4.000%, 3-1-41	2,000	2,312
NYC GO Bonds, Ser 2014D-1, 5.000%, 8-1-30	2,000	2,243
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2020A-1-B:
2.000%, 5-1-31	730	731
2.050%, 11-1-31	520	521
2.100%, 5-1-32	1,055	1,054
2.150%, 11-1-32	970	969
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3-1-25 (B)	3,175	2,968
0.000%, 3-1-26 (B)	3,185	2,904
0.000%, 3-1-27 (B)	3,000	2,671
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH, 5.000%, 6-15-37	10,000	11,807
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Fiscal 2020 Ser AA, 4.000%, 6-15-40	1,000	1,184
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser S-3, 5.000%, 7-15-36	2,000	2,485
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1, 5.000%, 7-15-37	1,000	1,183
NYC Transitional Fin Auth, Future Tax Secured Sub Bonds, Ser 2015B-1, 5.000%, 8-1-39	6,000	6,873
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I, 5.000%, 5-1-29	3,000	3,348
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2018A-2, 5.000%, 8-1-37	5,360	6,557

Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12-15-31	10,000	11,430

		94,399

North Carolina – 1.5%
Board of Governors of the Univ Of NC, Univ of NC Hosp at Chapel Hill Rev Bonds, Ser 2019, 4.000%, 2-1-36	1,000	1,168
NC Hsng Fin Agy, Home Ownership Rev Bonds, Ser 44, 2.550%, 7-1-35	1,000	1,042
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009B (Insured by Assured Guaranty Corp.), 0.000%, 1-1-34 (B)	10,000	6,968
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A, 0.000%, 1-1-37 (B)	3,500	2,169

		11,347

Ohio – 1.1%
Allen Cnty, OH, Hosp Fac Rev Bonds (Bon Secours Mercy Hlth, Inc.), Ser 2020A, 5.000%, 12-1-35	200	253
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12-1-30	5,000	5,109
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11-15-40	425	426
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2019B, 4.000%, 1-1-42	2,000	2,270

		8,058

Oregon – 1.1%
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three:
5.000%, 7-1-33	5,000	5,823
5.000%, 7-1-34	1,000	1,163
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C, 5.000%, 7-1-22	1,000	1,000

		7,986

Pennsylvania – 3.8%
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010, 6.000%, 8-1-35	750	753
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10-1-26	3,000	3,205
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 6.250%, 6-1-33	4,000	5,137
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2:
5.750%, 12-1-28	10,000	10,226

PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016, 5.000%, 6-1-38	1,000	1,136
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12-15-31	3,000	3,146
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D, 5.250%, 6-15-22	5,000	5,050

		28,653

Puerto Rico – 0.1%
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 5.000%, 7-1-28	1,000	1,007

Rhode Island – 0.2%
RI Commerce Corp., Grant Anticipation Bonds (RI Dept of Trans), Ser 2020A, 5.000%, 5-15-35	1,250	1,552

South Carolina – 0.0%
SC Jobs-Econ Dev Auth, Hosp Fac Rev Bonds (Bon Secours Mercy Hlth, Inc.), Ser 2020A, 5.000%, 12-1-46	250	307

Tennessee – 1.2%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B, 5.750%, 7-1-25	750	760
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1, 5.750%, 7-1-20	1,330	1,330
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015B, 5.000%, 7-1-40	4,200	4,757
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A, 6.500%, 7-1-38	2,500	2,500

		9,347

Texas – 13.5%
Alamo Cmnty College Dist, Ltd. Tax and Rfdg Bonds, Ser 2017, 5.000%, 8-15-38	6,040	7,446
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014, 5.000%, 11-15-39	1,000	1,113
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7-1-45	3,250	3,250
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011, 5.750%, 8-15-41	500	530
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A, 4.250%, 12-1-34	3,000	3,084

Clint Independent Sch Dist, Unlimited Tax Sch Bldg Bonds (El Paso Cnty, TX), Ser 2015, 5.000%, 8-15-39	1,960	2,343
Grand Prkwy Trans Corp., First Tier Toll Rev Rfdg Bonds, Ser 2020C, 4.000%, 10-1-45	1,000	1,161
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A:
6.500%, 5-15-31	1,000	1,053
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 7-1-32	500	533
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds, Ser 2019B:
4.000%, 11-15-38	1,000	1,206
4.000%, 11-15-39	2,000	2,404
North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016, 4.000%, 12-15-35	3,090	3,507
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1-1-30 (B)	26,000	22,026
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2015B, 5.000%, 5-15-39	1,805	2,114
TX Dept of Hsg and Cmnty Affairs, Multifamily Hsg Rev Bonds (Terraces at Cibolo), Ser 2007, 0.180%, 5-1-40	4,495	4,495
TX Dept of Hsg and Cmnty Affairs, Sngl Fam Mtg Rev Bonds, Ser 2020A, 2.050%, 9-1-30 (C)	200	207
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6-30-33	3,000	3,018
7.000%, 6-30-40	5,000	5,027
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC), 4.000%, 5-1-33	500	547
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011, 6.750%, 5-1-26	3,740	3,863
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC):
0.000%, 8-15-26 (B)	24,500	22,287
TX Trans Comsn (Cent TX Tpk Sys), Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B, 5.000%, 8-15-37	1,000	1,108
TX Water Dev Board, State Water Implementation Rev Fund for TX Rev Bonds, Ser 2018B, 5.000%, 10-15-38	8,000	10,201

		102,523

Utah – 0.2%
UT Cnty, UT, Hosp Rev Bonds (IHC Hlth Ser, Inc.), Ser 2020A, 5.000%, 5-15-43 (C)	200	255
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Syracuse Arts Acadamy Proj), Ser 2017, 5.000%, 4-15-37	1,000	1,156

		1,411

Washington – 1.3%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 3-1-35	2,000	2,221
Snohomish Cnty, WA, Pub Util Dist No. 1, Elec Sys Rev Bonds, Ser 2015, 5.000%, 12-1-40	1,000	1,199
WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D, 5.000%, 10-1-38	5,000	5,620
WA State Hsng Fin Comsn, Sngl Fam Prog Bonds, Ser 2020-1A:
2.000%, 12-1-26	235	239
2.200%, 6-1-27	150	153
2.250%, 12-1-27	185	188

		9,620

Wisconsin – 0.8%
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A, 4.000%, 11-15-33	1,000	1,110
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016, 5.000%, 12-1-41	4,000	4,732

		5,842

TOTAL MUNICIPAL BONDS – 96.0%		$727,725
(Cost: $668,331)

SHORT-TERM SECURITIES	Shares
Money Market Funds (D) - 1.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	10,056	10,056

TOTAL SHORT-TERM SECURITIES – 1.3%		$10,056
(Cost: $10,056)

TOTAL INVESTMENT SECURITIES – 99.8%		$756,868
(Cost: $696,350)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,420

NET ASSETS – 100.0%		$758,288

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(B) Zero coupon bond.

(C) Purchased on a when-issued basis with settlement subsequent to June 30, 2020.

(D) Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$19,087	$—	$—
Municipal Bonds	—	727,725	—
Short-Term Securities	10,056	—	—
Total	$29,143	$727,725	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corp.

SIFMA = Securities Industry and Financial Markets Association

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$696,350

Gross unrealized appreciation	60,900

Gross unrealized depreciation	(382)

Net unrealized appreciation	$60,518